Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.1	$ .10	$ .10
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	25,820,633	25,229,833	25,046,000
Common stock, shares issued	25,820,633	25,229,833	25,046,000